Equity Incentive Plan - Summary of Stock Compensation Plan Activity (Detail)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Option outstanding
Outstanding as of December 31, 2016 | shares	6,341,939
Granted | shares	309,000
Exercised | shares	0
Forfeited | shares	(406,844)
Outstanding as of December 31, 2017 | shares	6,244,095
Options exercisable as of December 31, 2017 | shares	4,279,070
Options vested and expected to vest as of December 31, 2017 | shares	6,244,095
Weighted average exercise price
Outstanding as of December 31, 2016 | $ / shares	$ 1.47
Granted | $ / shares	1.11
Exercised | $ / shares	0
Forfeited | $ / shares	1.51
Outstanding as of December 31, 2017 | $ / shares	1.45
Options exercisable as of December 31, 2017 | $ / shares	1.58
Options vested and expected to vest as of December 31, 2017 | $ / shares	$ 1.45
Weighted Average Remaining Contractual Term
Outstanding as of December 31, 2017	7 years 9 months 18 days
Options exercisable as of December 31, 2017	7 years 3 months 19 days
Options vested and expected to vest as of December 31, 2017	7 years 9 months 18 days
Total Intrinsic Value, Outstanding at beginning of period | $	$ 0
Total Intrinsic Value, Options exercisable | $	0
Total Intrinsic Value, Vested and options expected to vest | $	$ 0